Regulatory Capital - Additional Information (Detail)	1 Months Ended
	Jul. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital requirement as a percentage of risk-weighted assets	4.50%	4.00%	4.00%
Increase in minimum Tier 1 capital to risk based assets requirement	2.50%
Higher risk weight to exposures that are more than 90 days past due	150.00%
Description of capital conservation buffer in final rule	The final rule becomes effective for the Bank on January 1, 2015. The capital conservation buffer requirement will be phased in beginning January 1, 2016 and ending January 1, 2019, when the full capital conservation buffer requirement will be effective. Based on our capital levels and statement of condition composition at March 31, 2014, we believe implementation of the new rule will have no material impact on our capital needs.
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Increase in minimum Tier 1 capital to risk based assets requirement	4.00%
Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Increase in minimum Tier 1 capital to risk based assets requirement	6.00%